Shareholder Report, Holdings (Details) - Grizzle Growth ETF	Jan. 31, 2026
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Vertiv Holdings Co. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
GE Vernova, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Coherent Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Ciena Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Financial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%